Commitments, contingencies and operating risks	3 Months Ended
Mar. 31, 2020
Commitments, contingencies and operating risks
Commitments, contingencies and operating risks

20.Commitments, contingencies and operating risks

Operating environment

Russia’s economy has been facing significant challenges for the past few years due to the combined effect of various geopolitical, macroeconomic and other factors. It has demonstrated modest growth rates while the population’s purchasing power has decreased. Currently, consumer spending generally remains cautious and consumer confidence is far from its peaks. The modest recovery of the Russian economy in recent years has, however, again been put at risk by a series of events that started to enfold in the first quarter of 2020. The outbreak of coronavirus and associated responses from various countries around the world in early 2020 have negatively affected consumer demand across the globe and across industries, and there is the potential for coronavirus and the responses to it to cause a global recession. One immediate effect of the coronavirus outbreak was a substantial plunge in the price of crude oil due to extended factory shutdowns and a fall in air travel and road transportation. As a result, the Russian ruble has significantly and abruptly depreciated against the U.S. dollar and euro. The full scope of the negative impact that coronavirus, corresponding lockdowns, the abrupt decline in oil prices and resulting exchange rate drop may have on the Russian economy remains unclear but has the potential to be very significant. As a result of the challenging operating environment in Russia, the Group has experienced slower payment volume growth. Further adverse changes in economic conditions in Russia could adversely impact the Group’s future revenues and profits and cause a material adverse effect on its business, financial condition and results of operations.

A substantial part of the Russian population continues to rely on cash payments, rather than credit and debit card payments or electronic banking. The Group's business has developed as a network of kiosks and terminals allowing consumers to use physical currency for online payments. While the Group has since largely outgrown that model, kiosks and terminals network remains a significant part of the Group's infrastructure as a reload and client acquisition channel for Qiwi Wallet. Certain factors may further contribute to a decline in the use of kiosks and terminals, including regulatory changes, increases in consumer fees imposed by the agents and development of alternative payment channels.

Moreover, the financial services industry in which the Group operates with its payment services and other financial services that QIWI provides is highly competitive, and its ability to compete effectively is therefore of paramount importance. Any increase in competition by other market participants, or any shift of customer preferences in their favor due to any real or perceived advantages of their products, could result in a loss of consumers and harm to QIWI's payment volume, revenue and margins.

Regulatory environment

Our business is impacted by laws and regulations that affect QIWI's industry, the number of which has increased significantly in recent years. The Group is subject to a variety of regulations aimed at preventing money laundering and financing criminal activity and terrorism, financial services regulations, payment services regulations, consumer protection laws, currency control regulations, advertising laws, betting laws and privacy and data protection laws and therefore experience periodic investigations by various regulatory authorities in connection with the same, which may sometimes result in being imposed on QIWI.

In recent years, for example, the CBR has considerably increased the intensity of its supervision and regulation of the Russian banking sector. Qiwi Bank has been the subject of CBR investigations in the past that have uncovered various violations and deficiencies in relation to, among other things, reporting requirements, anti-money laundering, cybersecurity, compliance with applicable electronic payments thresholds requirements and other issues which management believes QIWI has generally rectified. However, there can be no assurance that certain sanctions will not be imposed on QIWI as a result of such or any other findings and that the Group will not come under greater CBR scrutiny in connection with any perceived deficiencies in its past conduct, or that any currently planned or future inspections will not result in discovery of any significant or minor additional violations of various banking regulations, and what sanctions the CBR would choose to employ against QIWI if this were to happen. Any such sanctions could have a material adverse effect on its business, financial condition and results of operations.

As part of its business operations, the Group provides payment processing services to a number of merchants in the betting industry. Processing payments to such merchants represents a significant portion of the Group's revenues. Processing such payments generally carries higher margins than processing payments to merchants in most other categories. Moreover, the repayment of winnings by such merchants to customers also serves as an important and economically beneficial Qiwi Wallet reload channel and new customer acquisition tool. The Group's operating results will continue to depend on merchants in the betting industry and their use of the Group's services for the foreseeable future. The betting industry is subject to extensive and actively developing regulation in Russia, as well as increasing government scrutiny. In 2016 QIWI Bank established a TSUPIS together with one of the self-regulated associations of bookmakers in order to be able to accept such payments. If the Group is found to be in non-compliance with any of the requirements of the applicable legislation, it could not only become subject to fines and other sanctions, but could also have to discontinue to process transactions that are deemed to be in breach of the applicable rules and as a result lose associated revenue streams. Effective January 1, 2018, relevant legislation has been supplemented with the concept of government blacklisting of betting merchants that have been found to be in violation or allegedly are not in compliance with applicable Russian laws, and the requirement for credit institutions to block any payments to such blacklisted merchants.

The Group contracts with some of international merchants in U.S. dollars and other currencies such as Euros. Recently it started to encounter difficulties in conducting such transactions, even with respect to largest and most well-known international merchants, due to the refusal of an increasing number of the Group’s U.S. relationship banks and the correspondent U.S. banks of the Group’s non-U.S. relationship banks to service U.S. dollar payments. Even though the Group still maintains a number of U.S. dollar accounts with various financial institutions, at the same time the Group is already conducting a portion of U.S. dollar transactions with international merchants in other currencies, bearing additional currency conversion costs. No assurance can be given that such institutions or their respective correspondent banks in the U.S. will not similarly refuse to process the Group’s transactions, thereby further increasing the currency conversion costs that the Group has to bear or that international merchants will agree to accept payments in any currency, but the U.S. dollar in the future. If the Group is not able to conduct transactions in U.S. dollars, it may bear significant currency conversion costs or lose some merchants who will not be willing to conduct transactions in currencies other than the U.S. dollars, and the Group’s business, financial condition and results of operations may be materially adversely affected. Management can give no assurance that similar issues would not arise with respect to the Group’s transactions in other currencies, such as the Euro, which could have similarly adverse consequences.

Know-your-client requirements in Russia

The Group’s business is currently subject to know-your-client requirements established by Federal Law of the Russian Federation No. 115-FZ “On Combating the Legalization (Laundering) of Criminally Obtained Income and Funding of Terrorism”, dated August 7, 2001, as amended, or the Anti-Money Laundering Law. Based on the Anti-Money Laundering Law management distinguishes three types of consumers based on their level of identification, being anonymous, identified through a simplified procedure and fully identified. All these types of consumers face varying monetary and non-monetary restrictions in terms of the transactions they may perform and electronic money account balances they may hold, with fully identified consumers enjoying the most privileges. The restrictions on usage of anonymous e-wallets have been increasing lately including limitations on cash withdrawal and cash top up of anonymous e-wallets. The key difference between the simplified and the full identification procedures is that the simplified identification can be performed remotely. The remote identification requires the verification of certain data provided by consumers against public databases. Albeit the Group performs all necessary steps to collect data and performs the relevant identification procedures either personally or through such or additional public databases, the Group cannot guarantee that it will be able to collect all necessary data to perform the identification procedure in full or that the data the users provide it for the purposes of identification will not contain any mistakes or misstatements and will be correctly matched with the information available in the governmental databases. Thus, the current situation could cause the Group to be in violation of the identification requirements. In case management is forced not to use the simplified identification procedure until the databases are fully running or in case the identification requirements are further tightened, it could negatively affect the number of consumers and, consequently, volumes and revenues. Additionally, Russian anti-money laundering legislation is in a constant state of development and is subject to varying interpretations. If the Group is found to be in non-compliance with any of its requirements, it could not only become subject to fines and other sanctions, but could also have to discontinue to process operations that are deemed to be in breach of the applicable rules and lose associated revenue streams.

Risk of cybersecurity breach

The Group stores and/or transmits sensitive data, such as credit or debit card numbers, mobile phone numbers and other identification data, and the Company has ultimate liability to its customers for the failure to protect this data. The Company has experienced breaches of its security by hackers in the past, and breaches could occur in the future. In such circumstances, the encryption of data and other protective measures have not prevented unauthorized access and may not be sufficient to prevent future unauthorized access. Any breach of the system, including through employee fraud, may subject the Company to material losses or liability, including fines and claims for unauthorized purchases with misappropriated credit or debit card information, identity theft, impersonation or other similar fraud claims. A misuse of such sensitive data or a cybersecurity breach could harm the Group's reputation and deter clients from using electronic payments as well as kiosks and terminals generally and any of the Group's services specifically, increase operating expenses in order to correct the breaches or failures, expose the Group to uninsured liability, increase risk of regulatory scrutiny, subject the Group to lawsuits, result in the imposition of material penalties and fines by state authorities and otherwise materially adversely affect the Group's business, financial condition and results of operations.

For more detailed disclose on operating environment and key risks please refer to the most recent annual report on Form 20-F and Financial Statements filed with the Securities and Exchange Commission.

Taxation in Cyprus

As of today, there are no specific transfer pricing rules or transfer pricing documentation requirements in Cyprus with the exception of loans financed by debt. It is expected that the broader transfer pricing legislation will be introduced in Cyprus. Although the legislation was planned to be enacted during 2019, the draft law did not reach the Parliament on time and as such it is expected to be enacted during 2020 with effect from January 1, 2020 onwards. The transfer pricing rules are expected to capture all types of inter-company transactions and require the preparation of a Local and Master File as well as Summary Information Table in line with the OECD Transfer Pricing Guidelines (subject to the relevant thresholds).

Furthermore, on March 19, 2019 the Cypriot Ministry of Finance circulated, on March 19, 2019, a draft bill (the Bill) to transpose the European Union (EU) Directive 2018/822/EU of May 25, 2018 on the mandatory disclosure and exchange of cross-border tax arrangements (referred to as DAC6 or the Directive) into the Cypriot national legislation. The Bill will amend the existing Cypriot law on Administrative Cooperation in the field of Taxation. The Directive requires intermediaries (including EU-based tax consultants, banks and lawyers) and in some situations, taxpayers, to report certain cross-border arrangements (reportable arrangements) to the relevant EU member state tax authority. Cross-border arrangements will be reportable if they contain certain features (known as hallmarks). The hallmarks cover a broad range of structures and transactions. Determining if there is a reportable cross-border arrangement raises complex technical and procedural issues for taxpayers and intermediaries. The Company would review its policies and strategies for logging and reporting tax arrangements to ensure its compliance with the abovesaid obligations.

Following the global trend on increase of substance requirements in various jurisdictions, starting from 2019 certain jurisdictions (including traditional offshore jurisdictions) implement legislation that requires companies registered in the relevant offshore jurisdiction to maintain actual substance on the territory of such jurisdictions, which may include, amongst others, the qualified personnel, premises located in the particular jurisdiction, reasonable expenses to support daily operation of the company.

It cannot be excluded that the Group might be subject to additional costs and/or tax liabilities resulted from the said requirements, which could have a material adverse effect on the Group's business, financial condition and results of operations.

Taxation in the Russian Federation

Russian and the CIS's tax, currency and customs legislation is subject to varying interpretations, and changes, which can occur frequently. For instance, introduction of the concept of beneficial ownership may result in the inability of the foreign companies within the Group to claim benefits under a double taxation treaty through structures which historically have benefited from double taxation treaty protection in Russia. Recent court cases demonstrate that the Russian tax authorities actively challenge application of double tax treaty benefits retroactively (i.e. prior to concept of beneficial ownership was introduced in the Russian Tax Code) on the grounds that double tax treaties already include beneficial ownership requirement to allow application of reduced tax rates or exemptions. In these cases the Russian tax authorities obtained relevant information by means of information exchange with the foreign tax authorities.

On November 27, 2017 the Federal Law No. 340-FZ introducing country-by-country reporting (“CbCR”) requirements was published. In accordance with the CbCR requirements, if the Group reaches the reporting threshold in Russia (over RUB 50 billion), or alternatively in any other jurisdiction of presence (e.g. in Cyprus, where the Decree issued by the Cyprus Minister of Finance on December 30, 2016 introduced a mandatory CbCR for multinational enterprise groups generating consolidated annual turnover exceeding EUR 750 million) the Group may be liable to submit relevant CbCR.

In addition, on November 24, 2016, the OECD published the multilateral instrument (“MLI”) which introduces new provisions to existing double tax treaties limiting the use of tax benefits provided thereof, e.g. by means of introduction of the “business purpose” test. To date the MLI has been ratified by Russia with respect to more than 71 double tax treaties signed by Russia with potential effective date of January 1, 2021. However, the double tax treaty between Russia and Cyprus is still not limited by the MLI since Cyprus has not ratified the MLI. Once Cyprus ratifies the MLI, Russia-Cyprus double tax treaty will be limited only by “business purpose” test. The concept of “unjustified tax benefit” was formulated in Resolution No. 53 issued by the Plenum of the Supreme Arbitrazh Court of the Russian Federation in 2006.

On July 19, 2017 anti-avoidance provisions were introduced into the Russian Tax Code and the Article 54.1 of the Russian Tax Code was adopted. Detecting and proving that taxpayers have gained unjustified tax benefits in their various operations will be a key focus of future tax audits of the Russian tax authorities. The tax authorities are developing new approaches to analysing and confirming that unjustified tax benefits have been gained.

The existing Russian transfer pricing rules became effective from January 1, 2012. Under these rules the Russian tax authorities are allowed to make transfer-pricing adjustments and impose additional tax liabilities in respect of certain types of transactions. It is therefore possible that the Group entities established in Russia may become subject to transfer pricing tax audits by tax authorities in the foreseeable future.

There can be no assurance that the Russian Tax Code will not be changed in the future in a manner adverse to the stability and predictability of the Russian tax system. These factors, together with the potential for state budget deficits, raise the risk of the imposition of additional taxes on the Group. The introduction of new taxes or amendments to current taxation rules may have a substantial impact on the overall amount of the Group’s tax liabilities. There is no assurance that it would not be required to make substantially larger tax payments in the future, which may adversely affect the Group’s business, financial condition and results of operations.

For more detailed disclose on taxation please refer to the most recent annual report on Form 20-F and Financial Statements filed with the Securities and Exchange Commission.

Risk assessment

The Group's management believes that its interpretation of the relevant legislation is appropriate and is in accordance with the current industry practice and that the Group's currency, customs, tax and other regulatory positions will be sustained. However, it is possible that a taxation authority will accept an uncertain tax treatment and the maximum effect of additional losses, if the authorities were successful in enforcing their different interpretations, could be significant, and amount up to RUB 3.3 billion rubles that was assessed by the Group as of March 31, 2020 (RUB 3 billion rubles as of December 31, 2019).

Insurance policies

The Group holds no insurance policies in relation to its assets, operations, or in respect of public liability or other insurable risks. There are no significant physical assets to insure. Management has considered the possibility of insurance of business interruption in Russia, but the cost of it outweighs the benefits in management's view.

Legal proceedings

In the ordinary course of business, the Group is subject to legal actions and complaints. Management believes that the ultimate liability, if any, arising from such actions or complaints will not have a material adverse effect on the financial condition or the results of future operations of the Group.

Pledge of assets

As of March 31, 2020, the Group pledged debt securities (government bonds) with the carrying amount of 4,297 and cash deposit with the carrying amount of 36 (December 31, 2019 – 3,628 and 33 correspondingly) as collateral for bank guarantees issued on Group’s behalf to its major partners and also pledged debt securities with the carrying amount of 205 (December 31, 2019 – 203) to CBR.

Guarantees issued

The Group issues financial and performance guaranties to non-related parties for the term up to six years at market rate. The amount of guaranties issued as of March 31, 2020 is 8,659 (as of December 31, 2019 – 8,545).

Credit related commitments

The primary purpose of these instruments is to ensure that funds are available to a customer as required. Commitments to extend credit represent unused portions of credit limits of instalment card loans of both activated and not activated customers. Commitments to extend credit are contingent upon customers firstly activating their credit limits and further maintaining specific credit standards. Since the year 2019 the Group started to cancel the credit offer and cut the limits if customer didn’t use the card within 120 days. Outstanding credit limits are possible to be used including credit limits not yet activated by the customers and related commitments as of March 31, 2020 comprised RUB 28.0 billion (RUB 26.8 billion rubles as of December 31, 2019). Subsequently in March-April 2020 the Group cut limits for additional 11.5 billion rubles.

The amounts of credit limits comprise the maximum exposure to credit risk regarding credit related commitments. An analysis of changes in the ECL allowances due to change in corresponding gross carrying amounts for the three months ended March 31 was the following:

	2019	2020
ECL allowance as of January 1,	(84)	(98)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	(17)	25
Amounts written off	—	—
ECL allowance as of March 31	(101)	(73)

The total outstanding contractual amount of unused limits on contingencies and commitments liability does not necessarily represent future cash requirements, as these financial instruments may expire or terminate without being funded. In accordance with instalment card service conditions the Group has a right to refuse the issuance, activation, reissuing or unblocking of an instalment card, and is providing an instalment card limit at its own discretion and without explaining its reasons. The Group also has a right to increase or decrease a credit card limit at any time without prior notice.